Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share
Summary of calculation of EPS

Dollars in thousands, except per share amounts	Three Months Ended March 31,
Basic and Diluted EPS	2022	2021

Numerator:
Net loss	$(40,874)	$(27,195)
Less: net loss attributable to non-controlling interests	(39,430)	N/A
Net loss attributable to Redbox Entertainment Inc. — Basic and Diluted	$(1,444)	N/A

Denominator:
Weighted average shares of Class A common stock outstanding — Basic and Diluted	12,618,516	N/A

Earnings per share of Class A common stock outstanding — Basic and Diluted	$(0.11)	N/A

Dollars in thousands, except per share amounts	Year ended December 31,
Basic and Diluted EPS	2021	2020	2019

Numerator:
Net loss	$(140,756)	$(69,503)	$(7,567)
Less: net loss attributable to legacy Redbox prior to the business combination	(105,496)	N/A	N/A
Less: net loss attributable to non-controlling interests	(27,967)	N/A	N/A
Net loss attributable to Redbox Entertainment Inc. — Basic and Diluted	$(7,293)	N/A	N/A

Denominator:
Weighted average shares of Class A common stock outstanding — Basic and Diluted	12,618,516	N/A	N/A

Earnings per share of Class A common stock outstanding — Basic and Diluted	$(0.58)	N/A	N/A

Schedule of anti-dilutive shares

	Three Months Ended March 31,
	2022	2021
Public and private placement warrants	16,848,733	N/A

	Year ended December 31,
	2021	2020	2019
Unvested restricted stock units	110	325	376
Public and private placement warrants	16,843,733	—	—